Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	17,250,000	17,250,000	0
Common stock subject to possible redemption, shares outstanding	17,250,000	17,250,000	0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500
Common stock subject to possible redemption, redemption value (in Dollars per share)	$ 10.1	$ 10.1